iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc.
(a)
..................... 4,030 $ 926,376
L3Harris Technologies, Inc. .................. 10,733 2,047,964
2,974,340
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 6,545 537,017
Expeditors International of Washington, Inc. ....... 8,393 1,010,014
United Parcel Service, Inc. , Class B ............ 41,045 6,222,832
7,769,863
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 16,082 1,332,233
BorgWarner, Inc. ......................... 13,188 444,304
Lear Corp. ............................. 3,328 445,120
2,221,657
a
Automobiles  —  3 .4%
Rivian Automotive, Inc. , Class A ............... 37,413 627,042
Tesla, Inc.
(a)
............................. 162,108 38,918,889
39,545,931
a
Banks  —  1 .0%
Citizens Financial Group, Inc. ................ 26,802 730,891
Huntington Bancshares, Inc. ................. 82,166 925,189
PNC Financial Services Group, Inc. (The) ........ 22,600 3,027,496
Regions Financial Corp. .................... 52,877 881,989
Truist Financial Corp. ...................... 75,588 2,429,398
U.S. Bancorp ........................... 86,994 3,316,211
11,311,174
a
Beverages  —  2 .5%
Coca-Cola Co. (The) ...................... 233,131 13,624,176
Keurig Dr Pepper, Inc. ..................... 59,470 1,877,468
PepsiCo, Inc. ........................... 78,022 13,130,322
28,631,966
a
Biotechnology  —  1 .3%
Amgen, Inc. ............................ 30,355 8,184,922
Biogen, Inc.
(a)
........................... 8,219 1,923,904
Gilead Sciences, Inc. ...................... 70,710 5,416,386
15,525,212
a
Broadline Retail  —  0 .5%
eBay, Inc. .............................. 30,236 1,239,978
MercadoLibre, Inc.
(a)
....................... 2,558 4,145,137
5,385,115
a
Building Products  —  1 .0%
Allegion PLC ............................ 4,956 525,782
Builders FirstSource, Inc. ................... 7,096 951,644
Carrier Global Corp. ....................... 47,534 2,469,867
Fortune Brands Innovations, Inc. .............. 7,141 488,659
Johnson Controls International PLC ............ 38,572 2,036,602
Lennox International, Inc. ................... 1,829 743,781
Masco Corp. ............................ 12,685 768,077
Owens Corning .......................... 5,094 690,644
Trane Technologies PLC .................... 12,961 2,921,539
11,596,595
a
Capital Markets  —  3 .9%
Ameriprise Financial, Inc. ................... 5,851 2,068,387
Bank of New York Mellon Corp. (The) ........... 44,195 2,135,502
BlackRock, Inc.
(b)
......................... 8,472 6,364,420
Cboe Global Markets, Inc. ................... 5,951 1,084,213
Charles Schwab Corp. (The) ................. 85,389 5,236,053
Security Shares Value
a
Capital Markets (continued)
FactSet Research Systems, Inc. ............... 2,156 $ 977,660
Franklin Resources, Inc. .................... 16,762 415,698
Intercontinental Exchange, Inc. ............... 32,475 3,696,954
LPL Financial Holdings, Inc. .................. 4,295 954,778
MarketAxess Holdings, Inc. .................. 2,122 509,535
Moody's Corp. ........................... 9,372 3,420,405
Morgan Stanley .......................... 70,558 5,598,072
Nasdaq, Inc. ............................ 19,517 1,089,829
Northern Trust Corp. ....................... 11,787 934,120
Raymond James Financial, Inc. ............... 11,344 1,192,822
S&P Global, Inc. ......................... 18,473 7,681,628
State Street Corp. ........................ 18,082 1,316,731
T Rowe Price Group, Inc. ................... 12,775 1,279,161
45,955,968
a
Chemicals  —  1 .9%
Ecolab, Inc. ............................ 14,558 2,791,205
International Flavors & Fragrances, Inc. .......... 14,485 1,091,879
Linde PLC ............................. 27,690 11,457,291
LyondellBasell Industries NV , Class A ........... 14,755 1,403,201
PPG Industries, Inc. ....................... 13,365 1,897,696
Sherwin-Williams Co. (The) .................. 13,863 3,865,005
22,506,277
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 5,202 2,878,007
Waste Management, Inc. .................... 22,987 3,930,547
6,808,554
a
Construction & Engineering  —  0 .2%
AECOM ............................... 7,442 661,296
Quanta Services, Inc. ...................... 8,242 1,552,051
2,213,347
a
Construction Materials  —  0 .1%
Martin Marietta Materials, Inc. ................ 3,519 1,634,892
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 15,187 443,764
American Express Co. ..................... 35,592 6,078,046
Discover Financial Services .................. 14,312 1,331,016
Synchrony Financial ....................... 23,924 774,181
8,627,007
a
Consumer Staples Distribution & Retail  —  0 .5%
Kroger Co. (The) ......................... 38,779 1,716,746
Target Corp. ............................ 26,196 3,505,287
5,222,033
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 82,883 785,731
Avery Dennison Corp. ...................... 4,557 886,336
Ball Corp. .............................. 17,942 992,013
International Paper Co. ..................... 18,649 688,894
Westrock Co. ........................... 14,434 594,248
3,947,222
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 7,986 1,060,381
LKQ Corp. ............................. 15,062 670,711
Pool Corp. ............................. 2,201 764,451
2,495,543
a

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Diversified Telecommunication Services  —  0 .8%
Liberty Global, Ltd. , Class C
(c)
................ 12,938 $ 217,876
Verizon Communications, Inc. ................ 238,574 9,144,541
9,362,417
a
Electric Utilities  —  0 .4%
Edison International ....................... 21,774 1,458,640
Eversource Energy ....................... 19,810 1,176,912
Exelon Corp. ............................ 56,478 2,174,968
4,810,520
a
Electrical Equipment  —  0 .8%
Eaton Corp. PLC ......................... 22,643 5,155,584
Emerson Electric Co. ...................... 32,432 2,883,205
Rockwell Automation, Inc. ................... 6,518 1,795,318
9,834,107
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 10,052 1,365,966
Trimble, Inc. ............................ 13,960 647,744
2,013,710
a
Energy Equipment & Services  —  0 .7%
Baker Hughes Co. , Class A .................. 57,392 1,936,980
Halliburton Co. .......................... 51,034 1,889,789
Schlumberger Ltd. ........................ 80,651 4,197,078
8,023,847
a
Entertainment  —  1 .1%
Electronic Arts, Inc. ....................... 14,567 2,010,392
Take-Two Interactive Software, Inc. ............. 9,638 1,524,732
Walt Disney Co. (The)
(a)
.................... 103,838 9,624,744
13,159,868
a
Financial Services  —  4 .3%
Equitable Holdings, Inc. .................... 19,956 612,450
Fidelity National Information Services, Inc. ........ 33,621 1,971,536
Fiserv, Inc.
(a)
............................ 34,595 4,518,453
Mastercard, Inc. , Class A .................... 47,746 19,758,727
Visa, Inc. , Class A ........................ 91,183 23,404,852
50,266,018
a
Food Products  —  0 .7%
Bunge Global SA ......................... 8,498 933,675
Campbell Soup Co. ....................... 11,030 443,185
Conagra Brands, Inc. ...................... 27,233 770,422
Darling Ingredients, Inc. .................... 8,914 391,057
General Mills, Inc. ........................ 32,900 2,094,414
Hormel Foods Corp. ....................... 16,901 517,002
J M Smucker Co. (The) ..................... 6,022 660,794
Kellanova .............................. 15,602 819,729
Lamb Weston Holdings, Inc. ................. 8,227 822,947
McCormick & Co., Inc. , NVS ................. 14,269 925,059
8,378,284
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 8,425 958,849
a
Ground Transportation  —  1 .5%
CSX Corp. ............................. 113,857 3,677,581
JB Hunt Transport Services, Inc. .............. 4,685 867,990
Knight-Swift Transportation Holdings, Inc. , Class A .. 9,110 489,936
Norfolk Southern Corp. ..................... 12,883 2,810,555
Old Dominion Freight Line, Inc. ............... 5,592 2,175,624
Union Pacific Corp. ....................... 34,586 7,791,188
17,812,874
a
Security Shares Value
a
Health Care Equipment & Supplies  —  1 .2%
Align Technology, Inc.
(a)
..................... 4,151 $ 887,484
Cooper Companies, Inc. (The) ................ 2,826 952,136
Dexcom, Inc.
(a)
.......................... 22,011 2,542,711
Edwards Lifesciences Corp.
(a)
................ 34,499 2,335,927
Hologic, Inc.
(a)
........................... 13,869 988,860
IDEXX Laboratories, Inc.
(a)
................... 4,711 2,194,478
Insulet Corp.
(a)
........................... 3,962 749,174
STERIS PLC ............................ 5,559 1,117,025
Teleflex, Inc. ............................ 2,682 605,301
Zimmer Biomet Holdings, Inc. ................ 11,872 1,380,832
13,753,928
a
Health Care Providers & Services  —  1 .9%
Cencora, Inc. ........................... 9,664 1,965,368
Cigna Group (The) ........................ 16,797 4,415,595
DaVita, Inc.
(a)
............................ 3,108 315,338
Elevance Health, Inc. ...................... 13,352 6,402,150
HCA Healthcare, Inc. ...................... 11,576 2,899,556
Humana, Inc. ........................... 7,024 3,405,657
Laboratory Corp. of America Holdings ........... 5,031 1,091,274
Molina Healthcare, Inc. ..................... 3,317 1,212,563
Quest Diagnostics, Inc. ..................... 6,372 874,430
22,581,931
a
Health Care REITs  —  0 .3%
Healthpeak Properties, Inc. .................. 30,826 533,906
Welltower, Inc. ........................... 29,437 2,622,837
3,156,743
a
Hotels, Restaurants & Leisure  —  2 .0%
Booking Holdings, Inc.
(a)
.................... 2,025 6,329,543
Hilton Worldwide Holdings, Inc. ............... 14,837 2,485,494
McDonald's Corp. ........................ 41,356 11,655,775
Vail Resorts, Inc. ......................... 2,165 470,476
Yum! Brands, Inc. ........................ 15,902 1,996,496
22,937,784
a
Household Durables  —  0 .2%
NVR, Inc.
(a)
............................. 185 1,138,747
PulteGroup, Inc. ......................... 12,581 1,112,412
2,251,159
a
Household Products  —  2 .5%
Church & Dwight Co., Inc. ................... 13,963 1,349,245
Clorox Co. (The) ......................... 7,047 1,010,187
Colgate-Palmolive Co. ..................... 44,568 3,510,621
Kimberly-Clark Corp. ...................... 19,192 2,374,626
Procter & Gamble Co. (The) ................. 133,751 20,533,454
28,778,133
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 31,325 3,103,368
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 52,428 6,025,550
a
Insurance  —  2 .2%
Aflac, Inc. .............................. 32,027 2,648,953
Allstate Corp. (The) ....................... 14,812 2,042,130
Arch Capital Group Ltd.
(a)
................... 21,165 1,771,299
Assurant, Inc. ........................... 3,015 506,580
Hartford Financial Services Group, Inc. (The) ...... 17,481 1,366,315
Marsh & McLennan Companies, Inc. ............ 28,031 5,589,942
Principal Financial Group, Inc. ................ 13,773 1,016,861
Progressive Corp. (The) .................... 33,217 5,448,584
Prudential Financial, Inc. .................... 20,543 2,008,695

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Travelers Companies, Inc. (The) ............... 13,027 $ 2,352,937
Willis Towers Watson PLC ................... 5,910 1,455,633
26,207,929
a
Interactive Media & Services  —  7 .3%
Alphabet, Inc. , Class A
(a)
.................... 336,691 44,621,658
Alphabet, Inc. , Class C , NVS
(a)
................ 296,280 39,677,818
Snap, Inc. , Class A , NVS
(c)
.................. 58,252 805,625
85,105,101
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 35,616 11,865,114
Akamai Technologies, Inc.
(a)
.................. 8,578 991,016
Gartner, Inc.
(a)
........................... 4,488 1,951,562
International Business Machines Corp. .......... 51,699 8,197,394
Twilio, Inc. , Class A ....................... 9,691 626,814
23,631,900
a
Leisure Products  —  0 .0%
Hasbro, Inc. ............................ 7,364 341,763
a
Life Sciences Tools & Services  —  1 .5%
Agilent Technologies, Inc. ................... 16,605 2,122,119
Avantor, Inc. ............................ 38,102 807,000
Bio-Techne Corp. ......................... 9,062 570,000
Danaher Corp. .......................... 39,806 8,889,078
Illumina, Inc.
(a)
........................... 8,919 909,292
Mettler-Toledo International, Inc.
(a)
............. 1,243 1,357,269
Repligen Corp.
(c)
......................... 2,980 468,605
Waters Corp.
(a) (c)
......................... 3,355 941,446
West Pharmaceutical Services, Inc. ............ 4,189 1,469,334
17,534,143
a
Machinery  —  2 .0%
Caterpillar, Inc. .......................... 28,950 7,258,344
Cummins, Inc. ........................... 8,038 1,801,798
Dover Corp. ............................ 7,938 1,120,528
Fortive Corp. ............................ 19,919 1,374,012
Graco, Inc. ............................. 9,633 778,154
IDEX Corp. ............................. 4,301 867,426
Illinois Tool Works, Inc. ..................... 17,181 4,161,410
Ingersoll Rand, Inc. ....................... 23,007 1,643,390
Otis Worldwide Corp. ...................... 23,291 1,998,135
Pentair PLC ............................ 9,294 599,835
Toro Co. (The) ........................... 5,924 491,692
Xylem, Inc. ............................. 13,667 1,436,812
23,531,536
a
Media  —  1 .0%
Comcast Corp. , Class A .................... 233,561 9,783,870
Fox Corp. , Class A , NVS .................... 14,199 419,438
Fox Corp. , Class B ........................ 8,188 226,480
Interpublic Group of Companies, Inc. (The) ....... 21,894 673,022
Omnicom Group, Inc. ...................... 11,255 907,491
Sirius XM Holdings, Inc.
(c)
................... 44,563 208,555
12,218,856
a
Metals & Mining  —  0 .5%
Newmont Corp. .......................... 65,402 2,628,506
Nucor Corp. ............................ 14,124 2,400,656
Steel Dynamics, Inc. ....................... 9,027 1,075,387
6,104,549
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .0%
Annaly Capital Management, Inc. .............. 27,984 505,671
a
Security Shares Value
a
Multi-Utilities  —  0 .5%
CMS Energy Corp. ........................ 16,557 $ 939,775
Consolidated Edison, Inc. ................... 19,530 1,759,848
Sempra ............................... 35,712 2,602,334
5,301,957
a
Office REITs  —  0 .0%
Boston Properties, Inc. ..................... 8,396 477,984
a
Oil, Gas & Consumable Fuels  —  1 .7%
Cheniere Energy, Inc. ...................... 13,659 2,487,987
HF Sinclair Corp. ......................... 8,359 438,680
Kinder Morgan, Inc. , Class P ................. 113,658 1,996,971
Marathon Petroleum Corp. .................. 22,691 3,385,270
ONEOK, Inc. ............................ 33,055 2,275,837
Phillips 66 .............................. 25,270 3,257,050
Targa Resources Corp. ..................... 12,100 1,094,445
Valero Energy Corp. ....................... 20,040 2,512,214
Williams Companies, Inc. (The) ............... 69,031 2,539,651
19,988,105
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 8,966 331,114
a
Pharmaceuticals  —  6 .3%
Bristol-Myers Squibb Co. .................... 118,557 5,854,345
Eli Lilly & Co. ........................... 45,791 27,064,313
Jazz Pharmaceuticals PLC .................. 3,404 402,455
Johnson & Johnson ....................... 136,652 21,134,598
Merck & Co., Inc. ......................... 144,001 14,757,222
Zoetis, Inc. , Class A ....................... 26,122 4,614,974
73,827,907
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 23,379 5,375,300
Broadridge Financial Solutions, Inc. ............ 6,711 1,300,726
Ceridian HCM Holding, Inc. .................. 8,343 574,833
Paychex, Inc. ........................... 18,450 2,250,346
Paylocity Holding Corp.
(c)
.................... 2,517 394,338
Robert Half, Inc. ......................... 6,073 497,865
TransUnion ............................. 11,051 648,915
11,042,323
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 17,600 1,389,696
a
Semiconductors & Semiconductor Equipment  —  8 .7%
Applied Materials, Inc. ..................... 47,472 7,110,356
Intel Corp. ............................. 237,664 10,623,581
Lam Research Corp. ...................... 7,503 5,371,548
Marvell Technology, Inc. .................... 48,963 2,728,708
NVIDIA Corp. ........................... 140,170 65,557,509
NXP Semiconductors NV ................... 14,598 2,979,160
Texas Instruments, Inc. ..................... 51,526 7,868,535
102,239,397
a
Software  —  19 .0%
Adobe, Inc.
(a)
............................ 25,838 15,787,276
ANSYS, Inc.
(a)
........................... 4,925 1,444,798
Autodesk, Inc.
(a)
.......................... 12,131 2,649,774
Cadence Design Systems, Inc.
(a)
.............. 15,424 4,214,916
DocuSign, Inc. ........................... 11,614 500,563
Fair Isaac Corp.
(a)
......................... 1,412 1,535,691
Gen Digital, Inc. .......................... 32,882 726,035
HubSpot, Inc. ........................... 2,696 1,331,635
Intuit, Inc. .............................. 15,904 9,088,500
Microsoft Corp. .......................... 400,549 151,772,022

Schedule of Investments
(unaudited) (continued)
November 30, 2023
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
PTC, Inc. .............................. 6,744 $ 1,061,236
Salesforce, Inc.
(a)
......................... 55,217 13,909,162
ServiceNow, Inc.
(a)
........................ 11,594 7,950,470
Splunk, Inc. ............................ 9,085 1,376,741
Synopsys, Inc.
(a)
......................... 8,631 4,688,618
Workday, Inc. , Class A ..................... 11,747 3,180,148
Zscaler, Inc. ............................ 5,011 989,823
222,207,408
a
Specialized REITs  —  1 .6%
American Tower Corp. ..................... 26,454 5,523,066
Crown Castle, Inc. ........................ 24,611 2,886,378
Digital Realty Trust, Inc. .................... 17,178 2,383,963
Equinix, Inc. ............................ 5,310 4,327,703
Iron Mountain, Inc. ........................ 16,562 1,062,452
SBA Communications Corp. , Class A ............ 6,154 1,519,792
Weyerhaeuser Co. ........................ 41,268 1,293,752
18,997,106
a
Specialty Retail  —  3 .2%
AutoZone, Inc.
(a)
......................... 1,013 2,643,859
Best Buy Co., Inc. ........................ 11,123 789,065
Burlington Stores, Inc. ..................... 3,657 620,191
CarMax, Inc.
(a) (c)
.......................... 8,916 570,089
Home Depot, Inc. (The) .................... 56,753 17,791,498
Lowe's Companies, Inc. .................... 32,751 6,511,881
TJX Companies, Inc. (The) .................. 64,925 5,720,542
Tractor Supply Co. ........................ 6,173 1,253,181
Ulta Beauty, Inc.
(a)
........................ 2,807 1,195,754
37,096,060
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Hewlett Packard Enterprise Co. ............... 72,431 1,224,808
HP, Inc. ............................... 50,475 1,480,937
NetApp, Inc. ............................ 11,970 1,093,938
Seagate Technology Holdings PLC ............. 11,205 886,316
Western Digital Corp.
(a)
..................... 18,395 888,662
5,574,661
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  1 .0%
Deckers Outdoor Corp.
(a)
.................... 1,492 $ 990,643
Lululemon Athletica, Inc.
(a)
................... 6,558 2,930,115
Nike, Inc. , Class B ........................ 69,391 7,651,746
VF Corp. .............................. 18,932 316,732
11,889,236
a
Trading Companies & Distributors  —  0 .7%
Fastenal Co. ............................ 32,422 1,944,347
Ferguson PLC ........................... 11,581 1,984,289
United Rentals, Inc. ....................... 3,863 1,838,865
WW Grainger, Inc. ........................ 2,555 2,008,716
7,776,217
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 11,047 1,456,436
Essential Utilities, Inc. ...................... 14,154 504,024
1,960,460
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,090,909,319 ) ............................... 1,166,862,865
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(b) (d) (e)
..................... 2,183,756 2,184,847
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.34%
(b) (d)
............................ 5,264,835 5,264,835
a
Total Short-Term Securities — 0.6%
(Cost: $ 7,449,265 ) .................................. 7,449,682
Total Investments — 100.3%
(Cost: $ 1,098,358,584 ) ............................... 1,174,312,547
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (3,517,518)
Net Assets — 100.0% ................................. $ 1,170,795,029
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/23
  Shares Held
at 11/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,150,322  $ 1,031,274
(a)
$ —  $ 2,987  $ 264  $ 2,184,847  2,183,756  $ 11,392
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,878,833  3,386,002
(a)
—  —  —  5,264,835  5,264,835  34,444  —
BlackRock, Inc. ... 5,850,210  169,640  (94,758) 5,370  433,958  6,364,420  8,472  41,900  —
$ 8,357  $ 434,222
$ 13,814,102
$ 87,736  $ —

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 14 12/15/23 $ 3,204 $ 6,316
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,166,862,865 $ — $ — $ 1,166,862,865
Short-Term Securities
Money Market Funds ...................................... 7,449,682 — — 7,449,682
$ 1,174,312,547 $ — $ — $ 1,174,312,547
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,316 $ — $ — $ 6,316
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares